Other Liabilities, Provisions and Commitments	12 Months Ended
Dec. 31, 2018
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Other Liabilities, Provisions and Commitments

Note 25. Other Liabilities, Provisions and Commitments

25.1 Other current financial liabilities

	2018		2017
Sundry creditors	Ps	. 182	Ps	.593
Derivative financial instruments		384		3,916

Total	Ps.	566	Ps.	4,509

25.2 Provisions and other non-current liabilities

	2018		2017
Provisions	Ps.	8,298	Ps. 11,067
Taxes payable		371	355
Other		759	850

Total	Ps.	9,428	Ps. 12,272

25.3 Other non-current financial liabilities

	2018		2017
Derivative financial instruments	Ps.	733	Ps.	578
Security deposits		643		591

Total	Ps	. 1,376	Ps.	1,169

25.4 Provisions recorded in the consolidated statement of financial position

The Company has various loss contingencies, and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable. The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2018 and 2017:

	2018		2017
Taxes	Ps.	5,038	Ps.	6,717
Labor		2,340		2,365
Legal		920		1,985

Total	Ps.	8,298	Ps.	11,067

25.5. Changes in the balance of provisions recorded

25.5.1 Taxes

	2018		2017		2016
Balance at beginning of the period	Ps.	6,717	Ps.	10,223	Ps.	1,658
Penalties and other charges		7		148		173
New contingencies		178		4		3
Cancellation and expiration		(44)		(98)		(106)
Contingencies added in business combinations (1)		104		861		7,840
Payments		(110)		(944)		(6)
Brazil tax amnesty		—		(3,069)		—
Effect of foreign currency exchange rates		(951)		(408)		661
Philippines disposal		(863)		—		—

Balance at end of the period	Ps.	5,038	Ps.	6,717	Ps.	10,223

25.5.2 Labor

	2018		2017		2016
Balance at beginning of the period	Ps.	2,365	Ps.	2,356	Ps.	1,340
Penalties and other charges		279		56		203
New contingencies		205		115		211
Cancellation and expiration		(109)		(33)		(177)
Contingencies added in business combinations		289		—		500
Payments		(20)		(76)		(336)
Effects of foreign currency exchange rates		(669)		(52)		615
Effect Venezuela (Note 3.3)		—		(1)		—

Balance at end of the period	Ps.	2,340	Ps.	2,365	Ps.	2,356

25.5.3 Legal

	2018		2017		2016
Balance at beginning of the period	Ps.	1,985	Ps.	1,049	Ps.	319
Penalties and other charges		86		121		33
New contingencies		61		170		196
Cancellation and expiration		(9)		(16)		(46)
Contingencies added in business combinations		67		783		496
Payments		(251)		(80)		(81)
Brazil tax amnesty		—		7		—
Effects of foreign currency exchange rates		(135)		(47)		132
Effects Venezuela (Note 3.3)		—		(2)		—
Philippines disposal		(884)		—		—

Balance at end of the period	Ps.	920	Ps.	1,985	Ps.	1,049

(1)

At December 31, 2016, an amount of Ps. 7,840 corresponds to tax claims with local Brazil IRS (including a contingency of Ps. 5,321 related to the deductibility of a tax goodwill balance). The remaining contingencies relates to multiple claims with loss expectations assessed by management and supported by the analysis of legal counsels as possible, the total amount of contingencies guaranteed agreements amounts to Ps. 8,081. During 2017, the Company took advantage of a Brazilian tax amnesty program. The settlement of certain outstanding matters under that amnesty program generated a benefit of Ps. 1,874 such benefit has been offset against the corresponding indemnifiable assets.

While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.

25.6 Unsettled lawsuits

The Company has entered into several proceedings with its labor unions, tax authorities and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have resulted in the ordinary course of business and are common to the industry in which the Company operates. Such contingencies were classified by the Company as less than probable but not remote, the estimated amount as of December 31, 2018 of these lawsuits is Ps. 53,333, however, the Company believes that the ultimate resolution of such proceedings will not have a material effect on its consolidated financial position or result of operations.

The Company has tax contingencies, most of which are related to its Brazilian operations, amounting to approximately Ps. 51,070 with loss expectations assessed by management and supported by the analysis of legal counsel consider as possible. Among these possible contingencies, is Ps. 9,288 in various tax disputes related primarily to credits for ICMS (VAT) and Ps. 34,875 related to tax credits of IPI over raw materials acquired from Free Trade Zone Manaus. Possible claims also include Ps. 3,620 related to compensation of federal taxes not approved by the IRS (Tax authorities), and Ps. 3,287 related to the requirement by the Tax Authorities of State of São Paulo for ICMS (VAT), interest and penalty due to the alleged underpayment of tax arrears for the period 1994-1996. The Company is defending its position in these matters and final decision is pending in court.

In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where this subsidiary operates. The Company does not expect any material liability to arise from these contingencies.

25.7 Collateralized contingencies

As is customary in Brazil, the Company has been required by the tax authorities there to collateralize tax contingencies currently in litigation amounting to Ps. 7,739, Ps. 9,433 and Ps. 8,093 as of December 31, 2018, 2017 and 2016, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies.

25.8 Commitments

As of December 31, 2018, the Company has contractual commitments for operating leases for the rental of production machinery and equipment, distribution and computer equipment.

The contractual maturities of the operating leases commitments by currency, expressed in mexican pesos as of December 31, 2018, are as follows:

	Mexican pesos		U.S. dollars		Other
Not later than 1 year	Ps.	533	Ps.	179	Ps.	—
Later than 1 year and not later than 5 years		1,081		479		—
Later than 5 years		183		—		—

Total	Ps.	1,797	Ps.	658	Ps.	—

Rental expense charged to consolidated net income was Ps. 1,063, Ps. 1,420 and Ps. 1,232 for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has firm commitments for the purchase of property, plant and equipment of Ps. 933 as December 31, 2017.